Organization and Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization and Operations

Note 1 — Organization and Operations

Effective May 22, 2013, Numbeer Acquisition, Inc., our wholly-owned subsidiary, merged with and into Good Earth Energy Conservation, Inc., a Delaware corporation, organized on February 1, 2007, with Good Earth as the surviving entity (the “Merger”). We were a development-stage company organized to sell a complete beer control system designed to maximize yield from beer kegs. As a result of the Merger, we have adopted the business plan and operations of Good Earth and now we design, develop, and manufacture a zero emission three-wheeled all-electric utility vehicle, the FireFly® ESV, for use in the parking enforcement (municipalities and universities), traffic control, security patrol, airport and port terminal operations, small package delivery and other comparable utility markets. As part of the Merger, we changed our fiscal year end from May 31 to December 31. On January 30, 2014, we changed our name to eFleets Corporation (“eFLEETS”).
eFLEETS is a Fort Worth, Texas based company focused on the design, development and manufacture of an all-electric fleet vehicle for the essential services market.
Simultaneously with, and as consideration for, the Merger, on the Closing Date the former stockholders of Good Earth exchanged an aggregate of 19,304,222 shares of common stock of Good Earth, constituting all issued and outstanding capital stock of Good Earth, for 7,670,211 shares of common stock of Numbeer (the “Merger Shares”) (i.e., each share of common stock of Good Earth was exchanged for a 0.39733333 fractional share of common stock of Numbeer). Additionally, (a) 9,450,000 shares of common stock of Good Earth subject to options were exchanged by former officers, directors and stockholders of Good Earth for, and represent the right to receive, 3,754,800 shares of common stock of Numbeer, at exercise prices ranging from $0.10 to $0.45 per share; (b) 7,682,715 shares of common stock of Good Earth subject to warrants were exchanged by former officers, directors and stockholders of Good Earth for, and represent the right to receive, 3,052,599 shares of common stock of Numbeer, at exercise prices ranging from $0.01 to $0.80 per share; and (c) 5,384,615 shares of common stock of Good Earth subject to convertible promissory notes were exchanged by former stockholders of Good Earth for, and represent the right to receive, 2,139,488 shares of common stock of Numbeer, at conversion prices ranging from $0.50 to $0.65. The warrants, options and notes became exercisable for, or convertible into, shares of common stock of Numbeer on the same basis as the shares of common stock of Good Earth were exchanged for shares of common stock of Numbeer.
Immediately prior to the Merger, eFLEETS had 7,596,000 shares of common stock issued and outstanding. Contemporaneously with the Closing and as a condition to the Closing, the holder of a majority of the issued and outstanding common stock of Numbeer and sole member of its Board of Directors (the “Majority Shareholder”) delivered to the Company for retirement and cancellation 6,996,027 shares of common stock of eFLEETS and other shareholders collectively delivered to the Company for retirement and cancellation, 1,987 shares of common stock of Numbeer. Following the consummation of the Merger, the issuance of the Merger Shares, the retirement of the 6,998,014 shares of common stock of Numbeer, the Company has 8,268,197 shares of Common Stock issued and outstanding, subject to the exercise of appraisal rights by the former shareholders of Good Earth, and 8,946,887 shares of Common Stock subject to issuance pursuant to the exercise of options and warrants and the conversion of convertible notes. Following the Merger the former stockholders of Good Earth will beneficially own approximately 92.77% of the total outstanding shares of Common Stock (96.53% on a fully diluted basis).
Additionally, on May 22, 2013 the Board of eFLEETS adopted the Company’s 2013 Incentive Plan (the “Plan”) and amended its bylaws to, among other things, change eFLEETS’s fiscal year end to December 31. The Plan was also approved by the Majority Shareholder. Under the Plan, 2,389,757 shares of Common Stock are reserved for issuance as incentive awards to be granted to executive officers, key employees, consultants and directors of the Company.
The Merger Agreement includes a section titled “Subsequent Equity Sales” which provides that if the Company were to sell its Common Stock or grant any right to re-price or otherwise dispose of or issue any of its Common Stock at a price below $0.20 per share (such lower price, the “Base Share Price”) prior to the first anniversary of the closing of the Merger (the “Closing”), it shall issue to holders of its Common Stock as of the date of the Closing, excluding the 6,998,014 shares of Common Stock surrendered by the Numbeer shareholders for retirement and cancellation, an additional number of shares of Common Stock so that all shares of Common Stock held by such stockholders, when multiplied by the Base Share Price, is not less than $300,000.
The Merger Agreement contains customary representations, warranties and covenants of the Company, Acquisition, and Good Earth, for like transactions. Breaches of representations and warranties are secured by customary indemnification provisions.
Following the Closing, the Company’s board of directors (the “Board”) consists of five members. In keeping with the foregoing, on the Closing Date Anthony Vaz, the sole director of eFLEETS prior to the Merger, appointed James M. Hawes, James R. Emmons, Greg Horne, Robert S. Kretschmar, and John Maguire to fill the vacancies on the Board and Anthony Vaz resigned his position as a director. Also, on the Closing Date, Anthony Vaz, the sole officer of Numbeer, resigned and James R. Emmons was appointed President, Chief Executive Officer, and Chief Financial Officer of the Company and Greg Horne was appointed Chief Technical Officer and Assistant Secretary of the Company.
The parties have taken the actions necessary to provide that the Merger is treated as a “tax free merger” under Section 368 of the Internal Revenue Code of 1986, as amended. Prior to the Closing, eFLEETS had established a fiscal year end of May 31. As a result of the Merger the Company has adopted the fiscal year end of December 31.
For financial accounting purposes, the acquisition was a reverse acquisition of the Company by Good Earth, under the purchase method of accounting, and was treated as a recapitalization with Good Earth as the acquirer. Upon consummation of the Merger, the Company adopted the business plan and operations of Good Earth. The historical financial statements of Numbeer before the Merger will be replaced with the historical financial information of Good Earth before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).

Note 1 - Organization and Operations

Effective May 22, 2013, Numbeer Acquisition, Inc., our wholly-owned subsidiary, merged with and into Good Earth Energy Conservation, Inc., a Delaware corporation, organized on February 1, 2007, with Good Earth as the surviving entity (the “Merger”). We were a development-stage company organized to sell a complete beer control system designed to maximize yield from beer kegs.  As a result of the Merger, we have adopted the business plan and operations of Good Earth and now we design, develop, and manufacture a zero emission three-wheeled all-electric utility vehicle, the FireFly® ESV, for use in the parking enforcement (municipalities and universities), traffic control, security patrol, airport and port terminal operations, small package delivery and other comparable utility markets. As part of the Merger, we changed our fiscal year end from May 31 to December 31. On January 30, 2014, we changed our name to eFleets Corporation  (“eFLEETS”).

eFLEETS is a Fort Worth, Texas based company focused on the design, development and manufacture of an all-electric fleet vehicle for the essential services market.

Simultaneously with, and as consideration for, the Merger, on the Closing Date the former stockholders of Good Earth exchanged an aggregate of 19,304,222 shares of common stock of Good Earth, constituting all issued and outstanding capital stock of Good Earth, for 7,670,211 shares of common stock of Numbeer (the “Merger Shares”) (i.e., each share of common stock of Good Earth was exchanged for a 0.39733333 fractional share of common stock of Numbeer). Additionally, (a) 9,450,000 shares of common stock of Good Earth subject to options were exchanged by former officers, directors and stockholders of Good Earth for, and represent the right to receive, 3,754,800 shares of common stock of Numbeer, at exercise prices ranging from $0.10 to $0.45 per share; (b)  7,682,715 shares of common stock of Good Earth subject to warrants were exchanged by former officers, directors and stockholders of Good Earth for, and represent the right to receive, 3,052,599 shares of common stock of Numbeer, at exercise prices ranging from $0.01 to $0.80 per share; and (c) 5,384,615 shares of common stock of Good Earth subject to convertible promissory notes were exchanged by former stockholders of Good Earth for, and represent the right to receive, 2,139,488 shares of common stock of Numbeer, at conversion prices ranging from $0.50 to $0.65. The warrants, options and notes became exercisable for, or convertible into, shares of common stock of Numbeer on the same basis as the shares of common stock of Good Earth were exchanged for shares of common stock of Numbeer.

Immediately prior to the Merger, eFLEETS had 7,596,000 shares of common stock issued and outstanding. Contemporaneously with the Closing and as a condition to the Closing, the holder of a majority of the issued and outstanding common stock of Numbeer and sole member of its Board of Directors (the “Majority Shareholder”) delivered to the Company for retirement and cancellation 6,996,027 shares of common stock of eFLEETS and other shareholders collectively delivered to the Company for retirement and cancellation, 1,987 shares of common stock of Numbeer. Following the consummation of the Merger, the issuance of the Merger Shares, the retirement of the 6,998,014 shares of common stock of Numbeer, the Company has 8,268,197 shares of Common Stock issued and outstanding, subject to the exercise of appraisal rights by the former shareholders of Good Earth, and 8,946,887 shares of Common Stock subject to issuance pursuant to the exercise of options and warrants and the conversion of convertible notes. Following the Merger the former stockholders of Good Earth will beneficially own approximately 92.77% of the total outstanding shares of Common Stock (96.53% on a fully diluted basis).

Additionally, on May 22, 2013 the Board of eFLEETS amended its bylaws to, among other things, change eFLEETS’s fiscal year end to December 31, and adopted the Company’s 2013 Incentive Plan (the “Plan”). The Plan was also approved by the Majority Shareholder. Under the Plan, 2,389,757 shares of Common Stock are reserved for issuance as incentive awards to be granted to executive officers, key employees, consultants and directors of the Company.

The Merger Agreement includes a section titled “Subsequent Equity Sales” which provides that if the Company were to sell its Common Stock or grant any right to re-price or otherwise dispose of or issue any of its Common Stock at a price below $0.20 per share (such lower price, the “Base Share Price”) prior to the first anniversary of the closing of the Merger (the “Closing”), it shall issue to holders of its Common Stock as of the date of the Closing, excluding the 6,998,014 shares of Common Stock surrendered by the Numbeer shareholders for retirement and cancellation, an additional number of shares of Common Stock so that all shares of Common Stock held by such stockholders, when multiplied by the Base Share Price, is not less than $300,000.

The Merger Agreement contains customary representations, warranties and covenants of the Company, Acquisition, and Good Earth, for like transactions. Breaches of representations and warranties are secured by customary indemnification provisions.

Following the Closing the Company’s board of directors (the “Board”) consists of five members. In keeping with the foregoing, on the Closing Date Anthony Vaz, the sole director of eFLEETS prior to the Merger, appointed James M. Hawes, James R. Emmons, Greg Horne, Robert S. Kretschmar, and John Maguire to fill the vacancies on the Board and Anthony Vaz resigned his position as a director. Also, on the Closing Date, Anthony Vaz, the sole officer of Numbeer, resigned and James R. Emmons was appointed President, Chief Executive Officer, and Chief Financial Officer of the Company and Greg Horne was appointed Chief Technical Officer and Assistant Secretary of the Company.

The parties have taken the actions necessary to provide that the Merger is treated as a “tax free merger” under Section 368 of the Internal Revenue Code of 1986, as amended. Prior to the Closing eFLEETS had established a fiscal year end of May 31. As a result of the Merger the Company has adopted the fiscal year end of December 31.

For financial accounting purposes, the acquisition was a reverse acquisition of the Company by Good Earth, under the purchase method of accounting, and was treated as a recapitalization with Good Earth as the acquirer. Upon consummation of the Merger, the Company adopted the business plan and operations of Good Earth. The historical financial statements of Numbeer before the Merger will be replaced with the historical financial information of Good Earth before the Merger in all future filings with the Securities and Exchange Commission (the “SEC”).